WEBs ETF Trust

WEBs Technology XLK Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 47.2%
United States – 47.2%
Technology Select Sector SPDR Fund(1)	924	$132,945
TOTAL EXCHANGE-TRADED FUNDS (Cost - $119,570)		132,945

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 45.8%
Time Deposits – 45.8%
JPMorgan Chase, New York, 2.98% 02/02/2026	$128,875	128,875
TOTAL SHORT-TERM INVESTMENTS (Cost - $128,875)		128,875

TOTAL INVESTMENTS – 93.0% (Cost - $248,445)		261,820
OTHER ASSETS LESS LIABILITIES – 7.0%		19,804
NET ASSETS – 100.0%		$281,624

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Technology Select Sector SPDR Fund	USONFFE + 1.00%	Varies(2)	USD	281	08/25/2026	$20,269

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate